Loans and borrowings	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Loans and borrowings
28.	Loans and borrowings

	31 December 2018	31 December 2017
Non-current liabilities
Unsecured bank loans	7,244,992	6,376,981
Secured bank loans	1,862	2,368
Finance lease liabilities	—	108,164
Lease liabilities	1,026,955	—
Debt securities issued	4,845,827	1,770,482

	13,119,636	8,257,995

Current liabilities
Unsecured bank loans	3,737,393	2,643,112
Current portion of unsecured bank loans	2,544,462	1,513,425
Current portion of secured bank loans	2,318	2,022
Current portion of finance lease liabilities	—	14,556
Current portion of lease liabilities	20,156	—
Current portion of long-term debt securities issued	289,738	105,039
Debt securities issued	74,997	—
Lease liabilities	366,845	—

	7,035,909	4,278,154

The sale process of the bond issuance of the Company with an aggregate principal amount of USD 500,000, 10 year maturity, a redemption date of 11 April 2028 and a re-offer price of 97.8 % with a fixed coupon rate of 5.80% per annum to qualified investors abroad was completed on 11 April 2018 and the notes are listed on the official list of Euronext Dublin (Irish Stock Exchange).

The scope of the EUR 690,000 unutilized portion of the EUR 750,000 loan agreement signed with China Development Bank (CDB) has been expanded. In this respect, in addition to Turkcell, the Company’s subsidiaries Turkcell Superonline, Turkcell Finansman and lifecell LLC will also be able to utilize the corresponding loan. Furthermore, in addition to the right to utilize in EUR terms, relevant loan may also be utilized in USD and Renminbi (RMB) with respective annual interest rates of LIBOR + 2.2% and 5.5%. There have been no changes to maturity and the repayment schedule of the loan. As at 31 December 2018, the Company has utilized RMB 251,089 (equivalent to TL 191,337 as at 31 December 2018), USD 140,000 (equivalent to TL 736,526 as at 31 December 2018) and EUR 100,000 (equivalent to TL 602,800 as at 31 December 2018) comparatively, under this agreement.

One of the main reason of increase in borrowings arises from funds received by Turkcell Finansman in order to provide loans to its customers and bond issuance.

Within the scope of buy-back decisions on 27 July 2016 and 30 January 2017, the Company purchased their debt securities issued with a total nominal value of USD 15,500 as at 31 December 2018.

In the year 2018, the Company has approved issuance of management agreement based lease certificates in accordance with capital markets legislation through KT Sukuk Varlık Kiralama A.S. in the domestic market, in Turkish Lira terms, at an amount of up to TL 300,000, on various dates and at various amounts without public offering, as private placement and/or to be sold to institutional investors. As at 31 March 2018, the Company has issued management agreement based lease certificates amounting to TL 125,000 (not discounted), as at 30 September 2018, issued management agreement based lease certificates was redeemed. As at 31 December 2018, the Company has issued management agreement based lease certificates through KT Sukuk Varlık Kiralama A.S amounting to TL 75,000 (not discounted).

In the year 2019, the Company has approved issuance of management agreement based lease certificates in accordance with capital markets legislation in the domestic market, in Turkish Lira terms, at an amount of up to TL 500,000, on various dates and at various amounts without public offering, as private placement and/or to be sold to institutional investors.

Terms and conditions of outstanding loans are as follows:

			31 December 2018			31 December 2017
	Currency	Interest rate type	Nominal interest rate	Payment period	Carrying amount	Nominal interest Rate	Payment period	Carrying amount
Unsecured bank loans (*)	USD	Floating	Libor+2.0%-Libor+4.1%	2019-2026	4,589,157	Libor+2,0%-Libor+3,3%	2018-2020	2,880,615
Unsecured bank loans (*)	EUR	Floating	Euribor+1.2%- Euribor+3.4%	2019-2026	6,975,890	Euribor+1.2%- Euribor+2.2%	2018-2026	5,511,579
Unsecured bank loans	TL	Fixed	12.6%-25.0%	2019	873,914	11.1%-15.5%	2018-2019	1,620,391
Unsecured bank loans	UAH	Fixed	21.5%-22.5%	2019	894,511	11%-14.5%	2018	520,933
Unsecured bank loans	RMB	Fixed	5.5%	2019-2026	193,375	—	—	—
Secured bank loans (**)	BYN	Fixed	12-16%	2019-2020	4,180	12%-16%	2018-2020	4,390
Debt securities issued	USD	Fixed	5.8%	2019-2028	5,135,565	5.8%	2018-2025	1,875,521
Debt securities issued	TL	Fixed	24.5%	2019	74,997	—	—	—
Finance lease liabilities	EUR	Fixed	—	—	—	3.4%	2018-2024	116,797
Finance lease liabilities	USD	Fixed	—	—	—	22.5%	2018	41
Finance lease liabilities	TL	Fixed	—	—	—	27.5%-27.7%	2018-2020	5,882
Lease liabilities	EUR	Fixed	1.0%-7.9%	2019-2031	194,645	—	—	—
Lease liabilities	TL	Fixed	16.1%-45.0%	2019-2048	719,718	—	—	—
Lease liabilities	USD	Fixed	3.9%-10.8%	2019-2027	40,351	—	—	—
Lease liabilities	UAH	Fixed	16.6%-24.0%	2019-2067	418,390	—	—	—
Lease liabilities	BYN	Fixed	12.0%-15.0%	2019-2028	40,852	—	—	—

					20,155,545			12,536,149

(*)

Turkcell Finansman’s liabilities originated from banks abroad are subject to certain reserve requirements as obliged by Central Bank of the Republic of Turkey (CBRT). As at 31 December 2018, blocked deposit in connection with the foreign currency loans utilized by Turkcell Finansman from banks outside of Turkey amounting to TL TL 204,077 is accounted in other current assets.

(**)	Belarusian Telecom pledged its certain property, plant and equipment to secure these bank loans. Also, these bank loans are secured by the Government of the Republic of Belarus. (Note 36)

For the majority of the borrowings, the fair values are not materially different to their carrying amounts, since the interest payable on those borrowings is either close to current market rates or the borrowings are of a short-term nature.

Details of the Group’s exposure to risks arising from current and non-current borrowings are set out in Note 35.